Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 26,671	$ 26,678
Goodwill	113,010	115,796
Intangible assets	40,209	40,430
Investment in associates	4,656	5,874
Investment securities	175	161
Deferred tax assets	2,300	1,969
Pensions and similar obligations	11	5
Income tax receivables	883	1,137
Derivatives	60	48
Trade and other receivables	1,782	1,580
Total non-current assets	189,757	193,678
Current assets
Investment securities	97	374
Inventories	6,612	5,399
Income tax receivables	813	381
Derivatives	331	621
Trade and other receivables	5,330	5,046
Cash and cash equivalents	9,973	12,097
Assets classified as held for sale	30	30
Total current assets	23,186	23,949
Total assets	212,943	217,627
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	15,218	15,431
Retained earnings	38,823	33,882
Equity attributable to equity holders of AB InBev	73,398	68,669
Non-controlling interests	10,880	10,671
Total equity	84,278	79,340
Non-current liabilities
Interest-bearing loans and borrowings	78,880	87,369
Pensions and similar obligations	1,534	2,261
Deferred tax liabilities	11,818	12,204
Income tax payables	610	726
Derivatives	184	100
Trade and other payables	859	1,008
Provisions	396	436
Total non-current liabilities	94,282	104,104
Current liabilities
Bank overdrafts	83	53
Interest-bearing loans and borrowings	1,029	1,408
Income tax payables	1,438	1,334
Derivatives	5,308	5,786
Trade and other payables	26,349	25,434
Provisions	176	169
Total current liabilities	34,383	34,184
Total equity and liabilities	$ 212,943	$ 217,627